Commitments and Contingencies	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9.	Commitments and Contingencies

The contractual obligations schedule set forth below summarizes our contractual obligations excluding interest payable as of June 30, 2018.

	Remainder of 2018		2019	2020	2021	2022	Thereafter	Total
			(in thousands)
Ethylene terminal construction costs	45,000	*	80,000	30,000	—	—	—	155,000
Secured term loan facilities and revolving credit facilities	39,739		70,600	128,725	60,600	302,461	130,253	732,378
2017 Bonds	—		—	—	100,000	—	—	100,000
Office leases	627		1,530	1,317	1,165	112	—	4,751

Total contractual obligations	$85,366		$152,130	$160,042	$161,765	$302,573	$130,253	$992,129

*	On July 6, 2018 the Company made a capital contribution of $15.0 million.

The Company occupies office space in London with a lease that commenced in January 2017 for a period of 10 years with a mutual option to terminate in January 2022. The gross rent per year is approximately $1.1 million.

The Company entered into a lease for office space in New York commencing on June 1, 2017 and expiring on May 31, 2020. The annual gross rent under this lease is approximately $0.4 million, subject to certain adjustments.

The lease term for our representative office in Gdynia, Poland is for a period of five years commencing from April 2017. The gross rent per year is approximately $60,000.